Intangible assets and goodwill - Business combinations and goodwill - Consideration transferred (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Disclosure of detailed information about business combination [line items]
Cash	$ 55,667
Share consideration	3,158
Deferred share consideration	8,237
Total fair value of consideration	$ 67,062
Share price as of acquisition date | $ / shares	$ 7.97
Lightmap Ltd [Member]
Disclosure of detailed information about business combination [line items]
Total fair value of consideration	$ 67,062
Difference between the share considerations and put option of the sellers	$ 2,094